Employee benefits	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Employee Benefits

Note 32 – Employee benefits

Certain employees of BPPR are covered by three non-contributory defined benefit pension plans, the Banco Popular de Puerto Rico Retirement Plan and two Restoration Plans. Pension benefits are based on age, years of credited service, and final average compensation (the “Pension Plans”).

The Pension Plans are currently closed to new hires and the accrual of benefits are frozen to all participants. The Pension Plans’ benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plan is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the Pension Plans are subject to the U.S. and Puerto Rico Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the Banco Popular de Puerto Rico Retirement Plan due to U.S. and Puerto Rico Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements.

In addition to providing pension benefits, BPPR provides certain health care benefits for certain retired employees (the “OPEB Plan”). Regular employees of BPPR, hired before February 1, 2000, may become eligible for health care benefits, provided they reach retirement age while working for BPPR.

The Corporation’s funding policy is to make annual contributions to the plans, when necessary, in amounts which fully provide for all benefits as they become due under the plans.

The Corporation’s pension fund investment strategy is to invest in a prudent manner for the exclusive purpose of providing benefits to participants. A well defined internal structure has been established to develop and implement a risk-controlled investment strategy that is targeted to produce a total return that, when combined with BPPR contributions to the fund, will maintain the fund’s ability to meet all required benefit obligations. Risk is controlled through diversification of asset types, such as investments in domestic and international equities and fixed income.

Equity investments include various types of stock and index funds. Also, this category includes Popular, Inc.’s common stock. Fixed income investments include U.S. Government securities and other U.S. agencies’ obligations, corporate bonds, mortgage loans, mortgage-backed securities and index funds, among others. A designated committee periodically reviews the performance of the pension plans’ investments and assets allocation. The Trustee and the money managers are allowed to exercise investment discretion, subject to limitations established by the pension plans’ investment policies. The plans forbid money managers to enter into derivative transactions, unless approved by the Trustee.

The overall expected long-term rate-of-return-on-assets assumption reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the benefit obligation. The assumption has been determined by reflecting expectations regarding future rates of return for the plan assets, with consideration given to the distribution of the investments by asset class and historical rates of return for each individual asset class. This process is reevaluated at least on an annual basis and if market, actuarial and economic conditions change, adjustments to the rate of return may come into place.

The Pension Plans weighted average asset allocation as of December 31, 2019 and 2018 and the approved asset allocation ranges, by asset category, are summarized in the table below.

	Minimum allotment	Maximum allotment	2019	2018
Equity	0%	70%	36%	32%
Debt securities	0%	100%	62%	65%
Popular related securities	0%	5%	1%	1%
Cash and cash equivalents	0%	100%	1%	2%
The following table sets forth by level, within the fair value hierarchy, the Pension Plans’ assets at fair value at December 31, 2019 and 2018. Investments measured at net asset value per share (“NAV”) as a practical expedient have not been classified in the fair value hierarchy, but are presented in order to permit reconciliation of the plans’ assets.
	2019					2018
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government, its agencies, states and political subdivisions	$-	$171,744	$-	$7,239	$178,983	$-	$165,832	$-	$7,137	$172,969
Corporate bonds and debentures	-	304,958	-	7,730	312,688	-	256,657	-	6,987	263,644
Equity securities - Common Stocks	116,254	-	-	-	116,254	90,175	-	-	-	90,175
Equity securities - ETF's	52,083	35,559	-	-	87,642	39,394	29,635	-	-	69,029
Foreign commingled trust funds	-	-	-	82,030	82,030	-	-	-	59,362	59,362
Mutual fund	-	4,490	-	-	4,490	-	3,630	-	-	3,630
Mortgage-backed securities	-	5,777	-	-	5,777	-	11,349	-	-	11,349
Private equity investments	-	-	74	-	74	-	-	68	-	68
Cash and cash equivalents	7,401	-	-	-	7,401	10,573	-	-	-	10,573
Accrued investment income	-	-	4,596	-	4,596	-	-	5,024	-	5,024
Total assets	$175,738	$522,528	$4,670	$96,999	$799,935	$140,142	$467,103	$5,092	$73,486	$685,823

The closing prices reported in the active markets in which the securities are traded are used to value the investments.

Following is a description of the valuation methodologies used for investments measured at fair value:

• Obligations of U.S. Government, its agencies, states and political subdivisions - The fair value of Obligations of U.S. Government and its agencies obligations are based on an active exchange market and on quoted market prices for similar securities. U.S. agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. The fair value of municipal bonds are based on trade data on these instruments reported on Municipal Securities Rulemaking Board (“MSRB”) transaction reporting system or comparable bonds from the same issuer and credit quality. These securities are classified as Level 2, except for the governmental index funds that are measured at NAV.

• Corporate bonds and debentures - Corporate bonds and debentures are valued at fair value at the closing price reported in the active market in which the bond is traded. These securities are classified as Level 2, except for the corporate bond funds that are measured at NAV.

• Equity securities – common stocks - Equity securities with quoted market prices obtained from an active exchange market and high liquidity are classified as Level 1.

• Equity securities – ETF’s – Exchange Traded Funds shares with quoted market prices obtained from an active exchange market. Highly liquid ETF’s are classified as Level 1 while less liquid ETF’s are classified as Level 2.

• Foreign commingled trust fund- Collective investment funds are valued at the NAV of shares held by the plan at year end.

• Mutual funds – Mutual funds are valued at the NAV of shares held by the plan at year end. Mutual funds are classified as Level 2.

• Mortgage-backed securities – The fair value is based on trade data from brokers and exchange platforms where these instruments regularly trade. Certain agency mortgage and other asset backed securities (“MBS”) are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread and prepayment projections. The agency MBS are classified as Level 2.

• Private equity investments - Private equity investments include an investment in a private equity fund. The fund value is recorded at its net realizable value which is affected by the changes in the fair market value of the investments held in the fund. This fund is classified as Level 3.

• Cash and cash equivalents - The carrying amount of cash and cash equivalents is a reasonable estimate of the fair value since it is available on demand or due to their short-term maturity. Cash and cash equivalents are classified as Level 1.

• Accrued investment income – Given the short-term nature of these assets, their carrying amount approximates fair value. Since there is a lack of observable inputs related to instrument specific attributes, these are reported as Level 3.

The preceding valuation methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following table presents the change in Level 3 assets measured at fair value.

(In thousands)	2019	2018
Balance at beginning of year	$5,092	$4,758
Actual return on plan assets:
Purchases, sales, issuance and settlements (net)	(422)	334
Balance at end of year	$4,670	$5,092
There were no transfers in and/or out of Level 3 for financial instruments measured at fair value on a recurring basis during the years ended December 31, 2019 and 2018. There were no transfers in and/or out of Level 1 and Level 2 during the years ended December 31, 2019 and 2018.Information on the shares of common stock held by the pension plans is provided in the table that follows.
(In thousands, except number of shares information)	2019	2018
Shares of Popular, Inc. common stock	156,444	152,804
Fair value of shares of Popular, Inc. common stock	$9,191	$7,215
Dividends paid on shares of Popular, Inc. common stock held by the plan	$177	$151
The following table presents the components of net periodic benefit cost for the years ended December 31, 2019 and 2018.
	Pension Plans			OPEB Plan
(In thousands)	2019	2018	2017	2019	2018	2017
Personnel costs:
Service cost	$-	$-	$-	$759	$1,028	$1,026
Other operating expenses:
Interest cost	28,439	25,493	25,889	5,955	5,562	5,703
Expected return on plan assets	(32,388)	(40,240)	(42,752)	-	-	-
Amortization of prior service cost (credit)	-	-	-	-	(3,470)	(3,800)
Recognized net actuarial loss	23,508	20,260	21,859	-	1,282	569
Net periodic benefit (credit) cost	$19,559	$5,513	$4,996	$6,714	$4,402	$3,498
Termination benefit loss	-	-	-	-	1,790	-
Total benefit cost	$19,559	$5,513	$4,996	$6,714	$6,192	$3,498

During the year 2018, the termination benefit loss of $1.8 million related to the additional health care benefits provided to the eligible employees that accepted to participate in the “VRP” was recorded as “Personnel costs” in the consolidated statement of operations.

During the years ended December 31, 2019, 2018 and 2017, there is no service cost recognized as part of the net periodic cost for the Pension Plans since the accrual of benefits for all participants has been frozen. As part of the implementation of ASU 2017-07, the other components of net periodic cost other than the service cost components were reclassified from “Personnel costs” to “Other operating expenses” in the consolidated statement of operations in the amount of $5.0 million for the year ended December 31, 2017 for Pension Plans and $2.5 million for the year ended December 31, 2017 for the OPEB Plan.

The following table sets forth the aggregate status of the plans and the amounts recognized in the consolidated financial statements at December 31, 2019 and 2018.
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	$754,558	$816,988	$153,415	$170,720
Service cost	-	-	759	1,028
Interest cost	28,439	25,493	5,955	5,562
Termination benefit loss	-	-	-	1,790
Actuarial (gain) loss[1]	113,642	(47,549)	15,752	(20,547)
Benefits paid	(44,088)	(40,374)	(7,200)	(5,138)
Benefit obligation at end of year	$852,551	$754,558	$168,681	$153,415
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$685,823	$767,539	$-	$-
Actual return on plan assets	137,970	(41,572)	-	-
Employer contributions	20,230	230	7,200	5,138
Benefits paid	(44,088)	(40,374)	(7,200)	(5,138)
Fair value of plan assets at end of year	$799,935	$685,823	$-	$-
Funded status of the plan:
Benefit obligation at end of year	$(852,551)	$(754,558)	$(168,681)	$(153,415)
Fair value of plan assets at end of year	799,935	685,823	-	-
Funded status at year end	$(52,616)	$(68,735)	$(168,681)	$(153,415)
Amounts recognized in accumulated other comprehensive loss:
Net loss	288,882	304,330	21,472	5,720
Accumulated other comprehensive loss (AOCL)	$288,882	$304,330	$21,472	$5,720
Reconciliation of net (liabilities) assets:
Net liabilities at beginning of year	$(68,735)	$(49,449)	$(153,415)	$(170,720)
Amount recognized in AOCL at beginning of year, pre-tax	304,330	290,327	5,720	24,079
Amount prepaid at beginning of year	235,595	240,878	(147,695)	(146,641)
Net periodic benefit cost	(19,559)	(5,513)	(6,714)	(4,402)
Additional benefit cost	-	-	-	(1,790)
Contributions	20,230	230	7,200	5,138
Amount prepaid at end of year	236,266	235,595	(147,209)	(147,695)
Amount recognized in AOCL	(288,882)	(304,330)	(21,472)	(5,720)
Net liabilities at end of year	$(52,616)	$(68,735)	$(168,681)	$(153,415)
[1]

For 2019, significant components of the Pension Plans actuarial loss that changed the benefit obligation were mainly related to updates in discount and mortality rates. For OPEB Plans significant components of the actuarial loss that change the benefit obligation were mainly related to updates in discount and mortality rates partially offset by update in healthcare election rates and expected annual healthcare costs. For 2018, significant components of the Pension Plans actuarial gains that change the benefit obligation were mostly related to updates in discount rate partially offset by the impact of the 2018 Voluntary Retirement Program. For OPEB Plans significant components of the actuarial gain that change the benefit obligation were mainly related to updates in discount rate and expected annual healthcare costs.

The following table presents the change in accumulated other comprehensive loss (“AOCL”), pre-tax, for the years ended December 31, 2019 and 2018.
(In thousands)	Pension Plans		OPEB Plan
	2019	2018	2019	2018
Accumulated other comprehensive loss at beginning of year	$304,330	$290,327	$5,720	$24,079
Increase (decrease) in AOCL:
Recognized during the year:
Prior service credit	-	-	-	3,470
Amortization of actuarial losses	(23,508)	(20,260)	-	(1,282)
Occurring during the year:
Net actuarial (gains) losses	8,060	34,263	15,752	(20,547)
Total (decrease) increase in AOCL	(15,448)	14,003	15,752	(18,359)
Accumulated other comprehensive loss at end of year	$288,882	$304,330	$21,472	$5,720

The Corporation estimates the service and interest cost components utilizing a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to their underlying projected cash flows.

To determine benefit obligation at year end, the Corporation used a weighted average of annual spot rates applied to future expected cash flows for years ended December 31, 2019 and 2018.

The following table presents the discount rate and assumed health care cost trend rates used to determine the benefit obligation and net periodic benefit cost for the plans:

	Pension Plans			OPEB Plan
Weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:	2019	2018	2017	2019	2018	2017
Discount rate for benefit obligation	4.20-4.23%	3.54-3.56%	3.98-4.02%	4.30%	3.62%	4.10%
Discount rate for service cost	N/A	N/A	N/A	4.49%	3.74%	4.30%
Discount rate for interest cost	3.87-3.90%	3.16-3.20%	3.35-3.42%	3.99%	3.32%	3.58%
Expected return on plan assets	5.30-6.00%	5.50-6.00%	6.50%	N/A	N/A	N/A
Initial health care cost trend rate	N/A	N/A	N/A	5.00%	5.50%	6.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	N/A	N/A	N/A	2019	2019	2019

			Pension Plans		OPEB Plan
Weighted average assumptions used to determine benefit obligation at December 31:			2019	2018	2019	2018
Discount rate for benefit obligation			3.22-3.27%	4.20-4.23%	3.38%	4.30%
Initial health care cost trend rate			N/A	N/A	5.00%	5.00%
Ultimate health care cost trend rate			N/A	N/A	5.00%	5.00%
Year that the ultimate trend rate is reached			N/A	N/A	2019	2019
The following table presents information for plans with a projected benefit obligation and accumulated benefit obligation in excess of plan assets for the years ended December 31, 2019 and 2018.
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Projected benefit obligation	$852,551	$754,558	$168,681	$153,415
Accumulated benefit obligation	852,551	754,558	168,681	153,415
Fair value of plan assets	799,935	685,823	-	-
The Corporation expects to pay the following contributions to the plans during the year ended December 31, 2019.
(In thousands)	2020
Pension Plans	$229
OPEB Plan	$6,515
Benefit payments projected to be made from the plans during the next ten years are presented in the table below.
(In thousands)	Pension Plans	OPEB Plan
2020	$48,161	$6,515
2021	45,152	6,510
2022	45,295	6,661
2023	45,498	6,843
2024	45,696	7,057
2025 - 2029	228,701	38,483
The table below presents a breakdown of the plans’ assets and liabilities at December 31, 2019 and 2018.
	Pension Plans		OPEB Plan
(In thousands)	2019	2018	2019	2018
Current liabilities	$227	$225	$6,456	$8,007
Non-current liabilities	52,389	68,510	162,225	145,408

Savings plans

The Corporation also provides defined contribution savings plans pursuant to Section 1081.01(d) of the Puerto Rico Internal Revenue Code and Section 401(k) of the U.S. Internal Revenue Code, as applicable, for substantially all the employees of the Corporation. Investments in the plans are participant-directed, and employer matching contributions are determined based on the specific provisions of each plan. Employees are fully vested in the employer’s contribution after five years of service. The cost of providing these benefits in the year ended December 31, 2019 was $15.1 million (2018 - $12.7 million, 2017 - $10 million).

The plans held 1,378,048 (2018 – 1,490,253) shares of common stock of the Corporation with a market value of approximately $81 million at December 31, 2019 (2018 - $70.4 million).